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May 5, 2003

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust VII (Trust)
          Liberty Newport Tiger Fund (Fund)
          File Nos. 811-6347 & 33-41559

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 1, 2003 for the Fund do not differ from those contained in Post-Effective Amendment No. 24 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 25, 2003 (Accession Number: 0000021847-03-000155).

Very truly yours,

LIBERTY FUNDS TRUST VII



/s/Ellen Harrington
Assistant Secretary